Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 363,318	$ 553,904
Operating lease liabilities, current	308,276	315,259
Operating lease liabilities, noncurrent	124,673	310,098
Total operating lease liabilities	$ 432,949	$ 625,357